Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings
Borrowings

13. Borrowings

	December 31,	December 31,
	2020	2019
	(€ in thousands)
Innovation credit	2,770	7,191
Accrued interest on innovation credit	307	3,124
Convertible loans	13,812	2,473
Accrued interest on convertible loans	435	264
Total borrowings	17,324	13,052
Current portion	(1,135)	(343)
Total non-current borrowings	16,189	12,709

Innovation credit (“Innovatiekrediet”)

On June 1, 2012, ProQR was awarded an Innovation credit by the Dutch government, through its agency RVO of the Ministry of Economic Affairs, for the Company’s cystic fibrosis program. Amounts were drawn under this facility in the course of the years 2013 through 2017. The credit covers 35% of the costs incurred in respect of the program up to € 5,000,000. The credit was interest-bearing at a rate of 10% per annum. In June 2020, ProQR received a final waiver of the full amount of the Innovation credit, including accumulated interest. Consequently, the carrying amount of € 8,423,000, including accumulated interest, was recognized in other income (under grant income) in 2020.

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program. Amounts will be drawn under this facility from 2018 through 2022. The credit of € 4,755,000 will be used to conduct the Phase 2/3 clinical study and efforts to obtain regulatory and ethical market approval (NDA/MAA) of sepofarsen for LCA10, of which € 2,770,000 had been received at December 31, 2020. The credit, including accrued interest of 10% per annum, is repayable depending on obtaining market approval.

The assets which are co-financed with the granted innovation credit are subject to a right of pledge for the benefit of RVO.

Convertible loans

In July 2020, the Company entered into a convertible debt financing agreement with Pontifax Medison Debt Financing. Under the agreement, the Company will have access to up to $ 30 million in convertible debt financing in three tranches of $ 10 million each that will mature over a 54-month period and have an interest-only period of 24 months. One tranche of $ 10 million had been drawn down as at December 31, 2020. A second close of the convertible debt financing agreement was completed in August 2020 with Kreos Capital. Under the second agreement, the Company will have access to up to € 15 million in convertible debt financing in three tranches of € 5 million each that will mature over a 54-month period and have an interest-only period of 24 months. One tranche of € 5 million had been drawn down as at December 31, 2020.

Pontifax and/or Kreos may elect to convert the outstanding loans into ProQR ordinary shares at any time prior to repayment at a fixed conversion price of $7.88 per share. ProQR also has the ability to convert the loans into its ordinary shares, at the same conversion price, if the Company’s stock price reaches a pre-determined threshold. In connection with the loan agreement, the Company issued to Pontifax and Kreos warrants to purchase up to an aggregate of 302,676 shares of its common stock at a fixed exercise price of $7.88.

Pontifax’ conversion option and warrants are accounted for as embedded derivatives and are recognized separately from the host contract as financial liabilities at fair value through profit or loss. The host contract is recognized at amortized cost.

The Kreos loan is accounted for as a compound financial instrument. The liability component is recognized at amortized cost. The equity component is initially recognized at fair value as option premium on convertible loan and will not be subsequently remeasured. Kreos’ warrants are accounted for as embedded derivatives and are recognized as financial liabilities at fair value through profit or loss.

As security for the Pontifax and Kreos convertible loans, the Company has pledged the following items, with their respective carrying amounts as at December 31, 2020: cash at banks with a carrying amount of € 75,838,000, other receivables with a carrying amount of € 379,000, investments in associates with a carrying amount of € 107,000, leasehold improvements with a carrying amount of € 536,000 and equipment with a carrying amount of € 1,215,000.

Convertible loans were issued to Amylon Therapeutics B.V. in 2018 and 2019 and are interest-bearing at an average rate of 8% per annum. They are convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 – 36 months in equal quarterly terms.

In March 2018, the Company entered into a convertible loan,  pursuant to which we borrowed an aggregate of €  260,000 from the lender. The loan bore interest at a rate of 3% per annum. The outstanding principal and interest under the loan were converted into ordinary shares in May 2020.